Finance expenses	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Finance expenses	27. Finance expenses

	Year ended March 31,
	2020		2021		2022
Interest expense	₹	5,136	₹	4,298	₹	5,325
Exchange fluctuation loss on foreign currency borrowings		2,192		790		—

	₹	7,328	₹	5,088	₹	5,325